Stock Incentive and Employee Benefit Plans - Schedule of Stock Options Outstanding Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangement [Abstract]
Options Outstanding, Beginning Balance	18,968	20,746	17,114
Options Outstanding, Granted	0	0	4,172
Options Outstanding, Exercised	(202)	0	(38)
Options Outstanding, Forfeited/Cancelled	(1,827)	(1,778)	(502)
Options Outstanding, Ending Balance	16,939	18,968	20,746
Options Outstanding, Exercisable	14,487
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 1.68	$ 1.63	$ 1.59
Weighted Average Exercise Price, Granted	0	0	1.72
Weighted Average Exercise Price, Exercised	0.47	0	1.34
Weighted Average Exercise Price, Forfeited/Cancelled	1.72	1.01	1.4
Weighted Average Exercise Price, Outstanding, Ending Balance	1.68	$ 1.68	$ 1.63
Weighted Average Exercise Price, Exercisable	$ 1.7
Aggregate Intrinsic Value, Outstanding	$ 38,942	$ 915	$ 2,172	$ 2,183